Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

6. Borrowings

	As of December 31,
	2020	2021
	$	$
Short‑term borrowings	—	784,230

In September 2021, the Group entered into a one-year RMB 5.0 million facility agreement with Shanghai Pudong Development Bank. The interest rate was set at 65 basis points over Loan Prime Rate (“LPR”). The bank borrowing was unguaranteed and unsecured. For the year ended December 31, 2021, the Group recognized an interest expense of $9,147, which was recorded in interest income, net.